Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended
	Jun. 02, 2020	May 07, 2020	Sep. 16, 2019	May 31, 2020	Feb. 28, 2021	Oct. 13, 2020	Jun. 22, 2020	May 12, 2020
Debt principal amount				$ 1,152,500	$ 2,650,000
Jed Kaplan [Member]
Number of shares issued restricted shares			70,000
William H. Herrmann [Member]
Number of shares issued restricted shares				2,976
Number of shares issued restricted shares, value				$ 25,000
William H. Herrmann [Member] | Restricted Shares [Member]
Number of shares issued restricted shares	23,809	22,936
Number of shares issued restricted shares, value	$ 25,000	$ 25,000
Sale of stock, price per share		$ 1.09
Kaplan Promissory Note [Member]
Debt instrument, face amount								$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, face amount				$ 64,728	$ 25,272	$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage					10.00%		10.00%	5.00%
Debt principal amount						$ 90,000